Balance Sheet Components - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 7,989	$ 1,143
Work in process	6,200	842
Finished goods	4,195	2,611
Total inventories	$ 18,384	$ 4,596